Consolidated statement of changes in equity - BRL (R$) R$ in Thousands	Total	Capital	Capital reserve	Legal reserve	Investment's reserve	Translation reserve	Retained earnings (loss)	Attributable to owners of the Company	Non-controlling interests
Equity at beginning of the period at Dec. 31, 2019	R$ 99,337	R$ 93,883	R$ 0	R$ 3,854	R$ 1,600	R$ 0	R$ 0	R$ 99,337	R$ 0
Loss for the year	(21,431)	0	0	0	0	0	(21,431)	(21,431)	0
Capital increase	36,409	36,409	0	0	0	0	0	36,409	0
Cumulative translation adjustments from operations in foreign currency	1,033	0	0	0	0	1,033	0	1,033	0
Equity at end of the period at Dec. 31, 2020	115,348	130,292	0	3,854	1,600	1,033	(21,431)	115,348	0
Loss for the year	(44,646)	0	0	0	0	0	(44,646)	(44,646)	0
Corporate reorganization	0	(130,286)	87,146	(3,854)	(1,600)	(1,925)	50,519	0	0
Cumulative translation adjustments from operations in foreign currency	35,530	0	0	0	0	35,530	0	35,530	0
Issuance of shares	1,031,355	1,031,355	0	0	0	0	0	1,031,355	0
Share-based compensation	1,069	0	1,069	0	0	0	0	1,069	0
Costs related to the initial public offering	(79,526)	(79,526)	0	0	0	0	0	(79,526)	0
Issuance of shares related to business combinations	144,072	5,688	138,384	0	0	0	0	144,072	0
Equity at end of the period at Dec. 31, 2021	1,203,202	957,523	226,599	0	0	34,638	(15,558)	1,203,202	0
Loss for the year	(243,025)	0	0	0	0	0	(243,029)	(243,029)	4
Cumulative translation adjustments from operations in foreign currency	(25,153)	0	0	0	0	(25,153)	0	(25,153)	0
Issuance of shares	412	1	411	0	0	0	0	412	0
Share-based compensation	2,164	0	2,164	0	0	0	0	2,164	0
Issuance of shares related to business combinations	15,740	0	15,739	0	0	0	0	15,740	0
Acquisition of subsidiary with NCI	(100)	0	0	0	0	0	0	0	(100)
Equity at end of the period at Dec. 31, 2022	R$ 953,240	R$ 957,525	R$ 244,913	R$ 0	R$ 0	R$ 9,485	R$ (258,587)	R$ 953,336	R$ (96)